Lease (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Interest on lease liabilities	$ 86	$ 69
Operating lease cost	785	664
Operating cash flows paid for amounts included in the measurement of lease liabilities	751	645
Operating cash flows paid for amounts included in the measurement of finance lease liabilities	359	101
Operating cash flows paid for amounts included in the measurement of finance lease liabilities	131	101
Amortization of right-of-use assets	106	43
Operating lease liabilities arising from obtaining right-of-use assets	$ 851	$ 364
Weighted average remaining lease term (years), operating lease liabilities	3 years 3 months	3 years 7 months 9 days
Weighted average remaining lease term (years), finance lease liabilities	3 years 7 months 6 days	4 years 4 months 24 days
Weighted average discount rate, operating lease liabilities	8.70%	9.83%
Weighted average discount rate, finance lease liabilities	13.10%	13.10%